Note 13 - Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13. Earnings Per Share

On January 1, 2009, we adopted ASC 260 (formerly Financial Accounting Standards Board Staff Position (FSP) Emerging Issues Task Force (EITF) 03-6-1) (ASC 260), Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC 260 (formerly Statement of  Financial Accounting Standards (SFAS) No. 128), Earnings Per Share .

In accordance with the Staff Position, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic:
Numerator:
Net loss	$(806,259)	$(2,238,552)	$(2,235,799)	$(7,286,454)
Less: Net loss allocated to participating securities	169	32,415	801	144,349
Net loss attributable to stockholders	(806,090)	(2,206,137)	(2,234,998)	(7,142,105)
Preferred stock dividend	(28,980)	(75,331)	(124,509)	(117,618)
Preferred deemed dividend	(501,304)	—	(875,304)	—
	$(1,336,374)	$(2,281,468)	$(3,234,811)	$(7,259,723)
Denominator:
Weighted-average shares outstanding	81,763,478	20,176,051	56,716,084	18,536,062
Weighted-average unvested restricted shares outstanding	(17,106)	(292,164)	(20,317)	(367,211)
Denominator for basic net loss per share	81,746,372	19,883,887	56,695,767	18,168,851

Basic net loss per share attributable to common stockholders	$(0.02)	$(0.11)	$(0.06)	$(0.40)

Diluted:
Numerator:
Net loss	$(806,259)	$(2,238,552)	$(2,235,799)	$(7,286,454)
Less: Net loss allocated to participating securities	169	32,415	801	144,349
Net loss attributable to stockholders	(806,090)	(2,206,137)	(2,234,998)	(7,142,105)
Preferred stock dividend	(28,980)	(75,331)	(124,509)	(117,618)
Preferred deemed dividend	(501,304)	—	(875,304)	—
	$(1,336,374)	$(2,281,468)	$(3,234,811)	$(7,259,723)
Denominator:
Denominator for basic calculation	81,746,372	19,883,887	56,695,767	18,168,851
Weighted-average effect of dilutive stock options	—	—	—	—
Denominator for diluted net loss per share	81,746,372	19,883,887	56,695,767	18,168,851

Diluted net loss per share attributable to common stockholders	$(0.02)	$(0.11)	$(0.06)	$(0.40)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

	September 30, 2013	December 31, 2012
Stock options outstanding	268,704	679,744
Unvested restricted stock	16,889	48,073
Warrants to purchase common stock	3,398,045	3,398,045
Preferred stock convertible into common stock	89,353,584	35,230,263